Prepaid expenses - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses
Non-current lease prepayments	$ 23,034	$ 23,920
Life of underlying assets	35
Empresa de Generacin Huanza S.A
Prepaid expenses
Non-current lease prepayments	$ 31,007,190